
                                               ALLIANZ LIFE VARIABLE ACCOUNT B
                                                             of
                                       ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                            Statements of Assets and Liabilities

                                                  June 30, 1995 (unaudited)

                                                       (In thousands)

                                                                                                           U.S.
                                                   Money    Growth and  Precious   High    Real Estate  Government   Utility
                                                   Market     Income     Metals   Income   Securities   Securities   Equity
                                                    Fund       Fund       Fund     Fund       Fund         Fund       Fund
                                                  --------  ----------  --------  -------  -----------  ----------  ---------
Investments at net asset value:

Franklin Valuemark Funds:
Money Market Fund, 415,389 shares,
   cost $415,389                                  $415,389           -         -        -            -           -          -
Growth and Income Fund, 40,611 shares,
   cost $531,696                                         -     603,485         -        -            -           -          -
Precious Metals Fund, 8,034 shares,
   cost $109,500                                         -           -   111,598        -            -           -          -
High Income Fund, 22,888 shares,
   cost $285,054                                         -           -         -  295,943            -           -          -
Real Estate Securities Fund, 11,758 shares,
   cost $176,121                                         -           -         -        -      181,420           -          -
U.S. Government Securities Fund, 42,308 shares,
   cost $547,411                                         -           -         -        -            -     557,622          -
Utility Equity Fund, 76,321 shares,
   cost $1,191,565                                       -           -         -        -            -           -  1,172,296
                                                  --------  ----------  --------  -------  -----------  ----------  ---------

  Total assets                                     415,389     603,485   111,598  295,943      181,420     557,622  1,172,296
                                                  --------  ----------  --------  -------  -----------  ----------  ---------

Liabilities:

Accrued mortality and expense risk charges             301         316        66      166          105         311        638
Accrued administrative charges                          36          38         8       20           13          37         77
                                                  --------  ----------  --------  -------  -----------  ----------  ---------

  Total liabilities                                    337         354        74      186          118         348        715
                                                  --------  ----------  --------  -------  -----------  ----------  ---------

Net Assets                                         415,052     603,131   111,524  295,757      181,302     557,274  1,171,581
                                                  ========  ==========  ========  =======  ===========  ==========  =========

Contract Owners Equity:

Contracts in accumulation period (note 6)          415,007     602,748   111,524  295,757      181,302     557,274  1,171,106
Contracts in annuity payment period (note 2)            45         383         -        -            -           -        475
                                                  --------  ----------  --------  -------  -----------  ----------  ---------

  Total contract owner's equity                   $415,052     603,131   111,524  295,757      181,302     557,274  1,171,581
                                                  ========  ==========  ========  =======  ===========  ==========  =========


See accompanying notes to financial statements.


                                        ALLIANZ LIFE VARIABLE ACCOUNT B
                                                       of
                                ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                Statements of Assets and Liabilities (Continued)

                                           June 30, 1995 (unaudited)

                                                 (In thousands)

                                               Zero     Zero    Zero    Zero             Investment
                                              Coupon   Coupon  Coupon  Coupon  Global      Grade        Income
                                              Fund -   Fund -  Fund -  Fund -  Income   Intermediate  Securities
                                               1995     2000    2005    2010    Fund     Bond Fund       Fund
                                              -------  ------  ------  ------  -------  ------------  ----------
Investments at net asset value:

Franklin Valuemark Funds:
Zero Coupon Fund - 1995, 3,597 shares,
   cost $42,853                               $42,117       -       -       -        -             -           -
Zero Coupon Fund - 2000, 6,658 shares,
   cost $91,320                                     -  98,743       -       -        -             -           -
Zero Coupon Fund - 2005, 3,937 shares,
   cost $56,006                                     -       -  61,935       -        -             -           -
Zero Coupon Fund - 2010, 3,976 shares,
   cost $55,953                                     -       -       -  62,220        -             -           -
Global Income Fund, 17,884 shares,
   cost $227,698                                    -       -       -       -  226,768             -           -
Investment Grade Intermediate Bond Fund,
   10,955 shares, cost $144,592                     -       -       -       -        -       148,114           -
Income Securities Fund, 70,594 shares,
   cost $1,037,100                                  -       -       -       -        -             -   1,064,559
                                              -------  ------  ------  ------  -------  ------------  ----------

  Total assets                                 42,117  98,743  61,935  62,220  226,768       148,114   1,064,559
                                              -------  ------  ------  ------  -------  ------------  ----------

Liabilities:

Accrued mortality and expense risk charges         28      59      38      38      130            86         579
Accrued administrative charges                      3       7       5       5       16            10          69
                                              -------  ------  ------  ------  -------  ------------  ----------

  Total liabilities                                31      66      43      43      146            96         648
                                              -------  ------  ------  ------  -------  ------------  ----------

Net Assets                                     42,086  98,677  61,892  62,177  226,622       148,018   1,063,911
                                              =======  ======  ======  ======  =======  ============  ==========

Contract Owners Equity:

Contracts in accumulation period (note 6)      42,086  98,677  61,892  62,177  226,622       148,018   1,063,210
Contracts in annuity payment period (note 2)        -       -       -       -        -             -         701
                                              -------  ------  ------  ------  -------  ------------  ----------

  Total contract owner's equity               $42,086  98,677  61,892  62,177  226,622       148,018   1,063,911
                                              =======  ======  ======  ======  =======  ============  ==========


See accompanying notes to financial statements.


                                            ALLIANZ LIFE VARIABLE ACCOUNT B
                                                          of
                                    ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                   Statements of Assets and Liabilities (Continued)

                                               June 30, 1995 (unaudited)

                                                    (In thousands)

                                                                                                  Templeton
                                                Adjustable   Templeton               Templeton    Developing  Templeton
                                                   U.S.       Pacific    Rising    International   Markets     Global
                                                Government    Growth    Dividends     Equity        Equity     Growth
                                                   Fund        Fund       Fund         Fund          Fund       Fund
                                                -----------  ---------  ---------  -------------  ----------  ---------
Investments at net asset value:

Franklin Valuemark Funds:
Adjustable U.S. Government Fund,
   18,145 shares, cost $196,928                 $   188,344          -          -              -           -          -
Templeton Pacific Growth Fund, 24,484 shares,
   cost $324,914                                          -    322,940          -              -           -          -
Rising Dividends Fund, 31,204 shares,
   cost $328,218                                          -          -    346,362              -           -          -
Templeton International Equity Fund,
   59,256 shares,cost $732,004                            -          -          -        768,548           -          -
Templeton Developing Markets Equity Fund,
   12,747 shares, cost $127,301                           -          -          -              -     125,050          -
Templeton Global Growth Fund, 21,285 shares,
   cost $224,327                                          -          -          -              -           -    237,751
Templeton Global Asset Allocation Fund,
   399 shares,cost $4,011                                 -          -          -              -           -          -
                                                -----------  ---------  ---------  -------------  ----------  ---------

  Total assets                                      188,344    322,940    346,362        768,548     125,050    237,751
                                                -----------  ---------  ---------  -------------  ----------  ---------

Liabilities:

Accrued mortality and expense risk charges              107        170        191            454          47        122
Accrued administrative charges                           13         20         23             54           6         15
                                                -----------  ---------  ---------  -------------  ----------  ---------

  Total liabilities                                     120        190        214            508          53        137
                                                -----------  ---------  ---------  -------------  ----------  ---------

Net Assets                                          188,224    322,750    346,148        768,040     124,997    237,614
                                                ===========  =========  =========  =============  ==========  =========

Contract Owners Equity:

Contracts in accumulation period (note 6)           188,224    322,458    345,792        767,989     124,552    237,091
Contracts in annuity payment period (note 2)              -        292        356             51         445        523
                                                -----------  ---------  ---------  -------------  ----------  ---------

  Total contract owner's equity                 $   188,224    322,750    346,148        768,040     124,997    237,614
                                                ===========  =========  =========  =============  ==========  =========


                                                Templeton
                                                  Global
                                                  Asset       Total
                                                Allocation     All
                                                   Fund       Funds
                                                ----------  ---------
Investments at net asset value:

Franklin Valuemark Funds:
Adjustable U.S. Government Fund,
   18,145 shares, cost $196,928                          -
Templeton Pacific Growth Fund, 24,484 shares,
   cost $324,914                                         -
Rising Dividends Fund, 31,204 shares,
   cost $328,218                                         -
Templeton International Equity Fund,
   59,256 shares,cost $732,004                           -
Templeton Developing Markets Equity Fund,
   12,747 shares, cost $127,301                          -
Templeton Global Growth Fund, 21,285 shares,
   cost $224,327                                         -
Templeton Global Asset Allocation Fund,
   399 shares,cost $4,011                            4,038
                                                ----------

  Total assets                                       4,038  7,035,242
                                                ----------  ---------

Liabilities:

Accrued mortality and expense risk charges               9      3,961
Accrued administrative charges                           1        476
                                                ----------  ---------

  Total liabilities                                     10      4,437
                                                ----------  ---------

Net Assets                                           4,028  7,030,805
                                                ==========  =========

Contract Owners Equity:

Contracts in accumulation period (note 6)            4,028  7,027,534
Contracts in annuity payment period (note 2)             -      3,271
                                                ----------  ---------

  Total contract owner's equity                      4,028  7,030,805
                                                ==========  =========


See accompanying notes to financial statements.


                                             ALLIANZ LIFE VARIABLE ACCOUNT B
                                                            of
                                     ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                                 Statements of Operations

                                      For the period ended June 30, 1995 (unaudited)

                                                      (In thousands)

                                                                    Growth                           Real         U.S.
                                                         Money       and     Precious     High      Estate     Government
                                                         Market     Income    Metals     Income   Securities   Securities
                                                          Fund       Fund      Fund       Fund       Fund         Fund
                                                       ----------  --------  ---------  --------  -----------  -----------
Investment Income:
Dividends reinvested in fund shares                    $  12,431     7,314      1,546    19,247        5,958       37,956
                                                       ----------  --------  ---------  --------  -----------  -----------

Expenses:
Mortality and expense risk charges                         2,746     3,313        680     1,675        1,110        3,358
Administrative charges                                       329       398         82       201          133          403
                                                       ----------  --------  ---------  --------  -----------  -----------

   Total expenses                                          3,075     3,711        762     1,876        1,243        3,761
                                                       ----------  --------  ---------  --------  -----------  -----------

   Investment income (loss), net                           9,356     3,603        784    17,371        4,715       34,195

Realized gains (losses) and unrealized
   appreciation (depreciation) on investments:
Realized capital gain distributions on mutual funds            -    15,921      1,145         -            -            -
                                                       ----------  --------  ---------  --------  -----------  -----------
Realized gains (losses) on sales of investments:
     Proceeds from sales                                 211,549    22,810     35,170    21,592       18,078       39,330
     Cost of investments sold                           (211,549)  (20,328)   (34,901)  (19,993)     (17,790)     (38,151)
                                                       ----------  --------  ---------  --------  -----------  -----------
     Total realized gains (losses) on
      sales of investments, net                                -     2,482        269     1,599          288        1,179
                                                       ----------  --------  ---------  --------  -----------  -----------

      Realized gains (losses) on investments, net              -    18,403      1,414     1,599          288        1,179

Net change in unrealized appreciation
   (depreciation) on investments                               -    48,514     (2,626)   12,277          986       23,345
                                                       ----------  --------  ---------  --------  -----------  -----------

Total realized gains (losses) and unrealized
    appreciation (depreciation) on investments, net            -    66,917     (1,212)   13,876        1,274       24,524
                                                       ----------  --------  ---------  --------  -----------  -----------

Net increase (decrease) in net assets from operations  $   9,356    70,520       (428)   31,247        5,989       58,719
                                                       ==========  ========  =========  ========  ===========  ===========



                                                       Utility
                                                        Equity
                                                         Fund
                                                       --------
Investment Income:
Dividends reinvested in fund shares                     65,100
                                                       --------

Expenses:
Mortality and expense risk charges                       7,089
Administrative charges                                     851
                                                       --------

   Total expenses                                        7,940
                                                       --------

   Investment income (loss), net                        57,160

Realized gains (losses) and unrealized
   appreciation (depreciation) on investments:
Realized capital gain distributions on mutual funds          -
                                                       --------
Realized gains (losses) on sales of investments:
     Proceeds from sales                                63,393
     Cost of investments sold                          (64,295)
                                                       --------
     Total realized gains (losses) on
      sales of investments, net                           (902)
                                                       --------

      Realized gains (losses) on investments, net         (902)

Net change in unrealized appreciation
   (depreciation) on investments                        70,115
                                                       --------

Total realized gains (losses) and unrealized
    appreciation (depreciation) on investments, net     69,213
                                                       --------

Net increase (decrease) in net assets from operations  126,373
                                                       ========


See accompanying notes to financial statements.


                                                 ALLIANZ LIFE VARIABLE ACCOUNT B
                                                               of
                                         ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                              Statements of Operations (Continued)

                                         For the period ended June 30, 1995 (unaudited)

                                                         (In thousands)

                                                         Zero     Zero     Zero      Zero               Investment
                                                        Coupon   Coupon   Coupon    Coupon    Global       Grade        Income
                                                        Fund -   Fund -   Fund -    Fund -    Income   Intermediate   Securities
                                                         1995     2000     2005      2010      Fund      Bond Fund       Fund
                                                       --------  -------  -------  --------  --------  -------------  -----------
Investment Income:
Dividends reinvested in fund shares                    $ 2,930    4,248    2,593     1,881     8,424          5,974       58,967
                                                       --------  -------  -------  --------  --------  -------------  -----------

Expenses:
Mortality and expense risk charges                         281      564      343       333     1,410            893        6,141
Administrative charges                                      34       68       41        40       169            107          737
                                                       --------  -------  -------  --------  --------  -------------  -----------

   Total expenses                                          315      632      384       373     1,579          1,000        6,878
                                                       --------  -------  -------  --------  --------  -------------  -----------

   Investment income (loss), net                         2,615    3,616    2,209     1,508     6,845          4,974       52,089

Realized gains (losses) and unrealized
   appreciation (depreciation) on investments:
Realized capital gain distributions on mutual funds         14        -        -         -         -              -        4,746
                                                       --------  -------  -------  --------  --------  -------------  -----------
Realized gains (losses) on sales of investments:
     Proceeds from sales                                10,250    6,716    3,750    16,583    26,611          7,603       26,978
     Cost of investments sold                           (9,888)  (6,065)  (3,455)  (15,250)  (27,220)        (7,350)     (26,746)
                                                       --------  -------  -------  --------  --------  -------------  -----------
     Total realized gains (losses) on
      sales of investments, net                            362      651      295     1,333      (609)           253          232
                                                       --------  -------  -------  --------  --------  -------------  -----------

      Realized gains (losses) on investments, net          376      651      295     1,333      (609)           253        4,978

Net change in unrealized appreciation
   (depreciation) on investments                        (1,333)   6,761    6,818     8,077     9,499          1,874       48,953
                                                       --------  -------  -------  --------  --------  -------------  -----------

Total realized gains (losses) and unrealized
    appreciation (depreciation) on investments, net       (957)   7,412    7,113     9,410     8,890          2,127       53,931
                                                       --------  -------  -------  --------  --------  -------------  -----------

Net increase (decrease) in net assets from operations  $ 1,658   11,028    9,322    10,918    15,735          7,101      106,020
                                                       ========  =======  =======  ========  ========  =============  ===========


See accompanying notes to financial statements.


                                            ALLIANZ LIFE VARIABLE ACCOUNT B
                                                           of
                                    ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                          Statements of Operations (Continued)

                                     For the period ended June 30, 1995 (unaudited)

                                                     (In thousands)

                                                                                                              Templeton
                                                        Adjustable   Templeton                 Templeton     Developing
                                                           U.S.       Pacific      Rising    International     Markets
                                                        Government     Growth    Dividends       Equity        Equity
                                                           Fund         Fund        Fund          Fund          Fund
                                                       ------------  ----------  ----------  --------------  -----------
Investment Income:
Dividends reinvested in fund shares                    $    12,390       6,144       7,357          12,759          465
                                                       ------------  ----------  ----------  --------------  -----------

Expenses:
Mortality and expense risk charges                           1,248       2,053       1,955           4,579          624
Administrative charges                                         150         246         235             549           75
                                                       ------------  ----------  ----------  --------------  -----------

   Total expenses                                            1,398       2,299       2,190           5,128          699
                                                       ------------  ----------  ----------  --------------  -----------

   Investment income (loss), net                            10,992       3,845       5,167           7,631         (234)

Realized gains (losses) and unrealized
   appreciation (depreciation) on investments:
Realized capital gain distributions on mutual funds              -       2,555           -          15,808          109
                                                       ------------  ----------  ----------  --------------  -----------
Realized gains (losses) on sales of investments:
     Proceeds from sales                                    54,158      81,608       7,738          53,818        6,086
     Cost of investments sold                              (54,610)    (82,256)     (7,812)        (52,646)      (6,425)
                                                       ------------  ----------  ----------  --------------  -----------
     Total realized gains (losses) on
      sales of investments, net                               (452)       (648)        (74)          1,172         (339)
                                                       ------------  ----------  ----------  --------------  -----------

      Realized gains (losses) on investments, net             (452)      1,907         (74)         16,980         (230)

Net change in unrealized appreciation
   (depreciation) on investments                            (1,121)       (631)     32,488          24,944        4,137
                                                       ------------  ----------  ----------  --------------  -----------

Total realized gains (losses) and unrealized
    appreciation (depreciation) on investments, net         (1,573)      1,276      32,414          41,924        3,907
                                                       ------------  ----------  ----------  --------------  -----------

Net increase (decrease) in net assets from operations  $     9,419       5,121      37,581          49,555        3,673
                                                       ============  ==========  ==========  ==============  ===========


                                                                    Templeton
                                                       Templeton     Global
                                                         Global       Asset       Total
                                                         Growth    Allocation      All
                                                          Fund        Fund        Funds
                                                       ----------  -----------  ---------
Investment Income:
Dividends reinvested in fund shares                        1,261            -    274,945
                                                       ----------  -----------  ---------

Expenses:
Mortality and expense risk charges                         1,167            9     41,571
Administrative charges                                       140            1      4,989
                                                       ----------  -----------  ---------

   Total expenses                                          1,307           10     46,560
                                                       ----------  -----------  ---------

   Investment income (loss), net                             (46)         (10)   228,385

Realized gains (losses) and unrealized
   appreciation (depreciation) on investments:
Realized capital gain distributions on mutual funds            -            -     40,298
                                                       ----------  -----------  ---------
Realized gains (losses) on sales of investments:
     Proceeds from sales                                   2,426            -    716,247
     Cost of investments sold                             (2,397)           -   (709,127)
                                                       ----------  -----------  ---------
     Total realized gains (losses) on
      sales of investments, net                               29            -      7,120
                                                       ----------  -----------  ---------

      Realized gains (losses) on investments, net             29            -     47,418

Net change in unrealized appreciation
   (depreciation) on investments                          13,067           27    306,171
                                                       ----------  -----------  ---------

Total realized gains (losses) and unrealized
    appreciation (depreciation) on investments, net       13,096           27    353,589
                                                       ----------  -----------  ---------

Net increase (decrease) in net assets from operations     13,050           17    581,974
                                                       ==========  ===========  =========


See accompanying notes to financial statements.


                                             ALLIANZ LIFE VARIABLE ACCOUNT B
                                                            of
                                     ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                           Statements of Changes in Net Assets

                                 For the periods ended June 30, 1995 and 1994 (unaudited)

                                                      (In thousands)

                                               Money Market     Fund    Growth and   Income Fund   Precious   Metals Fund
                                              --------------  --------  -----------  ------------  ---------  ------------
                                                   1995         1994       1995          1994        1995         1994
                                              --------------  --------  -----------  ------------  ---------  ------------
Increase (decrease) in net assets:
Operations:
Investment income (loss), net                 $       9,356     2,297        3,603          (138)       784           (13)
Realized gains (losses) on investments, net               -         -       18,403         7,195      1,414         1,150
Net change in unrealized appreciation
   (depreciation) on investments                          -         -       48,514       (29,738)    (2,626)       (7,177)
                                              --------------  --------  -----------  ------------  ---------  ------------

  Net increase (decrease) in net assets
      from operations                                 9,356     2,297       70,520       (22,681)      (428)       (6,040)
                                              --------------  --------  -----------  ------------  ---------  ------------
Contract transactions:
Purchase payments                                    93,045   208,236       38,720        84,755      5,515        26,009
Transfers between funds                            (107,153)  127,258       56,617        24,393     (3,012)        9,922
Surrenders and terminations                         (66,274)  (21,599)     (33,681)      (12,659)    (6,186)       (1,596)
Rescissions                                          (1,569)   (4,156)      (1,014)       (1,092)      (211)         (211)
Other transactions (note 2)                             408        51          196            23         18            (1)
                                              --------------  --------  -----------  ------------  ---------  ------------

  Net increase (decrease) in net assets
     resulting from contract transactions           (81,543)  309,790       60,838        95,420     (3,876)       34,123
                                              --------------  --------  -----------  ------------  ---------  ------------

Increase (decrease) in net assets                   (72,187)  312,087      131,358        72,739     (4,304)       28,083
                                              --------------  --------  -----------  ------------  ---------  ------------

Net assets at beginning of period                   487,239   123,639      471,773       338,082    115,828        67,770
                                              --------------  --------  -----------  ------------  ---------  ------------

Net assets at end of period                   $     415,052   435,726      603,131       410,821    111,524        95,853
                                              ==============  ========  ===========  ============  =========  ============


                                              High Income     Fund
                                              ------------  --------
                                                  1995        1994
                                              ------------  --------
Increase (decrease) in net assets:
Operations:
Investment income (loss), net                      17,371     8,094
Realized gains (losses) on investments, net         1,599     2,920
Net change in unrealized appreciation
   (depreciation) on investments                   12,277   (19,395)
                                              ------------  --------

  Net increase (decrease) in net assets
      from operations                              31,247    (8,381)
                                              ------------  --------
Contract transactions:
Purchase payments                                  20,870    53,756
Transfers between funds                            33,534   (13,259)
Surrenders and terminations                       (18,143)   (6,461)
Rescissions                                          (822)     (565)
Other transactions (note 2)                            45         8
                                              ------------  --------

  Net increase (decrease) in net assets
     resulting from contract transactions          35,484    33,479
                                              ------------  --------

Increase (decrease) in net assets                  66,731    25,098
                                              ------------  --------

Net assets at beginning of period                 229,026   178,627
                                              ------------  --------

Net assets at end of period                       295,757   203,725
                                              ============  ========


See accompanying notes to financial statements.


                                               ALLIANZ LIFE VARIABLE ACCOUNT B
                                                             of
                                       ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                       Statements of Changes in Net Assets (Continued)

                                  For the periods ended June 30, 1995 and 1994 (unaudited)

                                                       (In thousands)

                                               Real Estate   Securities Fund   U.S. Government   Securities Fund    Utility
                                              -------------  ----------------  ----------------  ----------------  ----------
                                                  1995             1994              1995              1994           1995
                                              -------------  ----------------  ----------------  ----------------  ----------
Increase (decrease) in net assets:
Operations:
Investment income (loss), net                 $      4,715               845            34,195            24,045      57,160
Realized gains (losses) on investments, net            288               265             1,179             3,527        (902)
Net change in unrealized appreciation
   (depreciation) on investments                       986                67            23,345           (65,312)     70,115
                                              -------------  ----------------  ----------------  ----------------  ----------

  Net increase (decrease) in net assets
      from operations                                5,989             1,177            58,719           (37,740)    126,373
                                              -------------  ----------------  ----------------  ----------------  ----------
Contract transactions:
Purchase payments                                   10,942            46,279            20,853            82,493      37,040
Transfers between funds                             (8,300)           34,800            14,023           (61,691)     18,454
Surrenders and terminations                         (8,850)           (2,520)          (40,155)          (24,545)    (68,216)
Rescissions                                           (181)             (292)             (917)           (2,604)     (1,162)
Other transactions (note 2)                            103                 4               (86)               41         561
                                              -------------  ----------------  ----------------  ----------------  ----------

  Net increase (decrease) in net assets
     resulting from contract transactions           (6,286)           78,271            (6,282)           (6,306)    (13,323)
                                              -------------  ----------------  ----------------  ----------------  ----------

Increase (decrease) in net assets                     (297)           79,448            52,437           (44,046)    113,050
                                              -------------  ----------------  ----------------  ----------------  ----------

Net assets at beginning of period                  181,599            85,896           504,837           593,842   1,058,531
                                              -------------  ----------------  ----------------  ----------------  ----------

Net assets at end of period                   $    181,302           165,344           557,274           549,796   1,171,581
                                              =============  ================  ================  ================  ==========


                                              Equity Fund
                                              ------------
                                                  1994
                                              ------------
Increase (decrease) in net assets:
Operations:
Investment income (loss), net                      39,233
Realized gains (losses) on investments, net         7,898
Net change in unrealized appreciation
   (depreciation) on investments                 (281,192)
                                              ------------

  Net increase (decrease) in net assets
      from operations                            (234,061)
                                              ------------
Contract transactions:
Purchase payments                                 158,186
Transfers between funds                          (244,657)
Surrenders and terminations                       (41,052)
Rescissions                                        (2,822)
Other transactions (note 2)                          (252)
                                              ------------

  Net increase (decrease) in net assets
     resulting from contract transactions        (130,597)
                                              ------------

Increase (decrease) in net assets                (364,658)
                                              ------------

Net assets at beginning of period               1,458,533
                                              ------------

Net assets at end of period                     1,093,875
                                              ============


See accompanying notes to financial statements.


                                                 ALLIANZ LIFE VARIABLE ACCOUNT B
                                                               of
                                         ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                         Statements of Changes in Net Assets (Continued)

                                    For the periods ended June 30, 1995 and 1994 (unaudited)

                                                         (In thousands)

                                               Zero Coupon   Fund - 1995   Zero Coupon   Fund - 2000   Zero Coupon   Fund - 2005
                                              -------------  ------------  ------------  ------------  ------------  ------------
                                                  1995           1994          1995          1994          1995          1994
                                              -------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets:
Operations:
Investment income (loss), net                 $      2,615         2,340         3,616         2,681         2,209         1,320
Realized gains (losses) on investments, net            376           553           651           764           295           706
Net change in unrealized appreciation
   (depreciation) on investments                    (1,333)       (3,478)        6,761        (8,072)        6,818        (6,204)
                                              -------------  ------------  ------------  ------------  ------------  ------------

  Net increase (decrease) in net assets
      from operations                                1,658          (585)       11,028        (4,627)        9,322        (4,178)
                                              -------------  ------------  ------------  ------------  ------------  ------------
Contract transactions:
Purchase payments                                    1,264         2,588         9,882        13,398         6,791        10,167
Transfers between funds                              1,303         1,128         6,290        (2,303)        3,359        (2,515)
Surrenders and terminations                         (8,146)       (1,500)       (4,430)       (1,995)       (2,200)       (1,096)
Rescissions                                            (41)          (11)         (216)         (133)         (137)         (246)
Other transactions (note 2)                            107            (3)          (17)          (15)            1            (8)
                                              -------------  ------------  ------------  ------------  ------------  ------------

  Net increase (decrease) in net assets
     resulting from contract transactions           (5,513)        2,202        11,509         8,952         7,814         6,302
                                              -------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets                   (3,855)        1,617        22,537         4,325        17,136         2,124
                                              -------------  ------------  ------------  ------------  ------------  ------------

Net assets at beginning of period                   45,941        44,771        76,140        63,301        44,756        36,469
                                              -------------  ------------  ------------  ------------  ------------  ------------

Net assets at end of period                   $     42,086        46,388        98,677        67,626        61,892        38,593
                                              =============  ============  ============  ============  ============  ============


                                              Zero Coupon   Fund - 2010
                                              ------------  ------------
                                                  1995          1994
                                              ------------  ------------
Increase (decrease) in net assets:
Operations:
Investment income (loss), net                       1,508           933
Realized gains (losses) on investments, net         1,333           559
Net change in unrealized appreciation
   (depreciation) on investments                    8,077        (5,133)
                                              ------------  ------------

  Net increase (decrease) in net assets
      from operations                              10,918        (3,641)
                                              ------------  ------------
Contract transactions:
Purchase payments                                   5,479         4,962
Transfers between funds                             7,576            54
Surrenders and terminations                        (2,777)       (1,194)
Rescissions                                          (323)          (35)
Other transactions (note 2)                            49            (4)
                                              ------------  ------------

  Net increase (decrease) in net assets
     resulting from contract transactions          10,004         3,783
                                              ------------  ------------

Increase (decrease) in net assets                  20,922           142
                                              ------------  ------------

Net assets at beginning of period                  41,255        25,489
                                              ------------  ------------

Net assets at end of period                        62,177        25,631
                                              ============  ============


See accompanying notes to financial statements.


                                               ALLIANZ LIFE VARIABLE ACCOUNT B
                                                             of
                                       ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                       Statements of Changes in Net Assets (Continued)

                                  For the periods ended June 30, 1995 and 1994 (unaudited)

                                                       (In thousands)

                                               Global    Income Fund   Investment Grade   Intermediate Bond Fund     Income
                                              ---------  ------------  -----------------  -----------------------  ----------
                                                1995         1994            1995                  1994               1995
                                              ---------  ------------  -----------------  -----------------------  ----------
Increase (decrease) in net assets:
Operations:
Investment income (loss), net                 $  6,845         4,718              4,974                    2,693      52,089
Realized gains (losses) on investments, net       (609)        2,556                253                      634       4,978
Net change in unrealized appreciation
   (depreciation) on investments                 9,499       (27,015)             1,874                   (5,362)     48,953
                                              ---------  ------------  -----------------  -----------------------  ----------

  Net increase (decrease) in net assets
      from operations                           15,735       (19,741)             7,101                   (2,035)    106,020
                                              ---------  ------------  -----------------  -----------------------  ----------
Contract transactions:
Purchase payments                                6,804        65,081              8,157                   29,237      65,659
Transfers between funds                        (12,429)        9,885              2,531                   (3,068)     27,627
Surrenders and terminations                    (14,558)       (6,559)            (8,938)                  (3,353)    (61,711)
Rescissions                                       (263)       (1,008)              (189)                    (375)     (1,756)
Other transactions (note 2)                        (35)           (1)                31                      (11)        729
                                              ---------  ------------  -----------------  -----------------------  ----------

  Net increase (decrease) in net assets
     resulting from contract transactions      (20,481)       67,398              1,592                   22,430      30,548
                                              ---------  ------------  -----------------  -----------------------  ----------

Increase (decrease) in net assets               (4,746)       47,657              8,693                   20,395     136,568
                                              ---------  ------------  -----------------  -----------------------  ----------

Net assets at beginning of period              231,368       191,246            139,325                  110,466     927,343
                                              ---------  ------------  -----------------  -----------------------  ----------

Net assets at end of period                   $226,622       238,903            148,018                  130,861   1,063,911
                                              =========  ============  =================  =======================  ==========


                                              Securities Fund
                                              ----------------
                                                    1994
                                              ----------------
Increase (decrease) in net assets:
Operations:
Investment income (loss), net                          19,888
Realized gains (losses) on investments, net             4,562
Net change in unrealized appreciation
   (depreciation) on investments                      (81,483)
                                              ----------------

  Net increase (decrease) in net assets
      from operations                                 (57,033)
                                              ----------------
Contract transactions:
Purchase payments                                     243,562
Transfers between funds                                32,591
Surrenders and terminations                           (23,687)
Rescissions                                            (3,826)
Other transactions (note 2)                               (58)
                                              ----------------

  Net increase (decrease) in net assets
     resulting from contract transactions             248,582
                                              ----------------

Increase (decrease) in net assets                     191,549
                                              ----------------

Net assets at beginning of period                     691,056
                                              ----------------

Net assets at end of period                           882,605
                                              ================


See accompanying notes to financial statements.


                                                 ALLIANZ LIFE VARIABLE ACCOUNT B
                                                               of
                                         ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                         Statements of Changes in Net Assets (Continued)

                                    For the periods ended June 30, 1995 and 1994 (unaudited)

                                                         (In thousands)

                                               Adjustable     U.S.    Templeton   Pacific                              Templeton
                                               Government     Fund      Growth      Fund     Rising   Dividends Fund     Equity
                                              ------------  --------  ----------  --------  --------  ---------------  ----------
                                                  1995        1994       1995       1994      1995         1994           1995
                                              ------------  --------  ----------  --------  --------  ---------------  ----------
Increase (decrease) in net assets:
Operations:
Investment income (loss), net                 $    10,992     9,941       3,845    (1,223)    5,167            2,705       7,631
Realized gains (losses) on investments, net          (452)      331       1,907     1,895       (74)            (428)     16,980
Net change in unrealized appreciation
   (depreciation) on investments                   (1,121)  (12,515)       (631)  (21,024)   32,488          (18,241)     24,944
                                              ------------  --------  ----------  --------  --------  ---------------  ----------

  Net increase (decrease) in net assets
      from operations                               9,419    (2,243)      5,121   (20,352)   37,581          (15,964)     49,555
                                              ------------  --------  ----------  --------  --------  ---------------  ----------
Contract transactions:
Purchase payments                                  19,399    82,815      14,806   108,979    17,392           43,892      51,997
Transfers between funds                           (44,949)  (76,561)    (26,911)   34,934    24,881          (23,244)    (32,763)
Surrenders and terminations                       (14,959)  (13,410)    (18,171)   (5,663)  (14,529)          (6,897)    (34,873)
Rescissions                                          (737)     (921)       (740)   (1,453)     (409)            (297)     (1,362)
Other transactions (note 2)                             9        54         (10)       33        87              (43)        147
                                              ------------  --------  ----------  --------  --------  ---------------  ----------

  Net increase (decrease) in net assets
     resulting from contract transactions         (41,237)   (8,023)    (31,026)  136,830    27,422           13,411     (16,854)
                                              ------------  --------  ----------  --------  --------  ---------------  ----------

Increase (decrease) in net assets                 (31,818)  (10,266)    (25,905)  116,478    65,003           (2,553)     32,701
                                              ------------  --------  ----------  --------  --------  ---------------  ----------

Net assets at beginning of period                 220,042   281,061     348,655   202,676   281,145          271,147     735,339
                                              ------------  --------  ----------  --------  --------  ---------------  ----------

Net assets at end of period                   $   188,224   270,795     322,750   319,154   346,148          268,594     768,040
                                              ============  ========  ==========  ========  ========  ===============  ==========


                                              International
                                                   Fund
                                              --------------
                                                   1994
                                              --------------
Increase (decrease) in net assets:
Operations:
Investment income (loss), net                        (1,778)
Realized gains (losses) on investments, net           4,684
Net change in unrealized appreciation
   (depreciation) on investments                    (15,900)
                                              --------------

  Net increase (decrease) in net assets
      from operations                               (12,994)
                                              --------------
Contract transactions:
Purchase payments                                   201,003
Transfers between funds                             111,939
Surrenders and terminations                          (8,255)
Rescissions                                          (1,897)
Other transactions (note 2)                              59
                                              --------------

  Net increase (decrease) in net assets
     resulting from contract transactions           302,849
                                              --------------

Increase (decrease) in net assets                   289,855
                                              --------------

Net assets at beginning of period                   293,740
                                              --------------

Net assets at end of period                         583,595
                                              ==============


See accompanying notes to financial statements.


                                             ALLIANZ LIFE VARIABLE ACCOUNT B
                                                           of
                                     ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                     Statements of Changes in Net Assets (Continued)

                                For the periods ended June 30, 1995 and 1994 (unaudited)

                                                     (In thousands)

                                               Templeton    Developing   Templeton   Global   Templeton       Global
                                                Markets    Equity Fund     Growth     Fund      Asset     Allocation Fund
                                              -----------  ------------  ----------  -------  ----------  ---------------
                                                 1995          1994         1995      1994       1995          1994
                                              -----------  ------------  ----------  -------  ----------  ---------------
Increase (decrease) in net assets:
Operations:
Investment income (loss), net                      ($234)          (58)        (46)     (92)        (10)                -
Realized gains (losses) on investments, net         (230)            -          29        1           -                 -
Net change in unrealized appreciation
   (depreciation) on investments                    4,137          (117)     13,067     (139)         27                 -
                                              -----------  ------------  ----------  -------  ----------  ---------------

  Net increase (decrease) in net assets
      from operations                              3,673          (175)     13,050     (230)         17                 -
                                              -----------  ------------  ----------  -------  ----------  ---------------
Contract transactions:
Purchase payments                                 21,837        15,650      57,067   20,836         600                 -
Transfers between funds                           10,797        15,930      25,599   24,464       2,926                 -
Investment by Allianz Life                             -             -           -      500         500                 -
Surrenders and terminations                       (3,099)         (136)     (6,323)    (233)        (15)                -
Rescissions                                         (668)          (59)     (1,179)     (87)          -                 -
Other transactions (note 2)                          (12)           (1)          7       (1)          -                 -
                                              -----------  ------------  ----------  -------  ----------  ---------------

  Net increase (decrease) in net assets
     resulting from contract transactions         28,855        31,384      75,171   45,479       4,011                 -
                                              -----------  ------------  ----------  -------  ----------  ---------------

Increase (decrease) in net assets                 32,528        31,209      88,221   45,249       4,028                 -
                                              -----------  ------------  ----------  -------  ----------  ---------------

Net assets at beginning of period                 92,469             -     149,393        -           -                 -
                                              -----------  ------------  ----------  -------  ----------  ---------------

Net assets at end of period                   $  124,997        31,209     237,614   45,249       4,028                 -
                                              ===========  ============  ==========  =======  ==========  ===============



                                              Total All     Funds
                                              ----------  ----------
                                                 1995        1994
                                              ----------  ----------
Increase (decrease) in net assets:
Operations:
Investment income (loss), net                   228,385     118,431
Realized gains (losses) on investments, net      47,418      39,772
Net change in unrealized appreciation
   (depreciation) on investments                306,171    (607,430)
                                              ----------  ----------

  Net increase (decrease) in net assets
      from operations                           581,974    (449,227)
                                              ----------  ----------
Contract transactions:
Purchase payments                               514,119   1,501,884
Transfers between funds                               -           -
Investment by Allianz Life                          500         500
Surrenders and terminations                    (436,234)   (184,410)
Rescissions                                     (13,896)    (22,090)
Other transactions (note 2)                       2,338        (125)
                                              ----------  ----------

  Net increase (decrease) in net assets
     resulting from contract transactions        66,827   1,295,759
                                              ----------  ----------

Increase (decrease) in net assets               648,801     846,532
                                              ----------  ----------

Net assets at beginning of period             6,382,004   5,057,811
                                              ----------  ----------

Net assets at end of period                   7,030,805   5,904,343
                                              ==========  ==========


See accompanying notes to financial statements.

                       ALLIANZ LIFE VARIABLE ACCOUNT B

                                      of

               ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                        Notes to Financial Statements

                          June 30, 1995 (unaudited)



1.     ORGANIZATION

Allianz Life Variable Account B (Variable Account) is a segregated investment account of Allianz Life Insurance Company of North America (Allianz Life) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). The Variable Account was established on May 31, 1985 and commenced operations January 24, 1989. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Allianz Life and are held for the benefit of the owners and other persons entitled to payments under variable annuity contracts issued through the Variable Account and underwritten by Allianz Life. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business which Allianz Life may conduct.

The Variable Account's sub-accounts may invest, at net asset values, in one or more of the funds of the Franklin Valuemark Funds (FVF), managed by Franklin Advisers, Inc., in accordance with the selection made by the contract owner. Not all funds are available as investment options for the products which comprise the Variable Account.

Certain officers and trustees of the FVF are also officers and/or directors of Franklin Advisers, Inc. and/or Allianz Life.

2.     SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

Investments of the Variable Account are valued daily at market value using net asset values provided by Franklin Advisers, Inc.

Realized investment gains include realized gain distributions received from the respective funds and gains on the sale of fund shares as determined by the average cost method. Realized gain distributions are reinvested in the respective funds. Dividend distributions received from the FVF are reinvested in additional shares of the FVF and are recorded as income to the Variable Account on the ex-dividend date.

The Templeton Developing Markets Equity Fund and Templeton Global Growth Fund were added as available investment options on March 15, 1994. The Templeton Global Asset Allocation Fund was added as an available investment option on May 1, 1995.

In  April  1995,  the Equity Growth Fund name was changed to Growth and Income
Fund.

CONTRACTS IN ANNUITY PAYMENT PERIOD

Annuity reserves are computed for currently payable contracts according to the 1983 Individual Annuity Mortality Table, using an assumed investment return (AIR) equal to the AIR of the specific contracts, either 3% or 5%. Charges to annuity reserves for mortality and risk expense are reimbursed to Allianz Life if the reserves required are less than originally estimated. If additional reserves are required, Allianz Life reimburses the account.

EXPENSES

ASSET BASED EXPENSES

A mortality and expense risk charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to 1.25% of the daily net assets of the Variable Account.

An administrative charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to .15% of the daily net assets of the Variable Account.

CONTRACT BASED EXPENSES

A contract maintenance charge is paid by the contract owner annually from each contract by liquidating contract units at the end of the contract year and at the time of full surrender. The amount of the charge is $30 each year. Contract maintenance charges paid by the contract owners during the periods ended June 30, 1995 and 1994 were $2,169,639 and $1,260,106, respectively.
These contract charges are reflected in the financial statements as other transactions.

A contingent deferred sales charge is deducted from the contract value at the time of a surrender. This charge applies only to a surrender of purchase payments received within five years of the date of surrender. For this purpose, purchase payments are allocated on a first-in, first-out basis. The amount of the contingent deferred sales charge is calculated by: (a) allocating purchase payments to the amount surrendered; and (b) multiplying each allocated purchase payment that has been held under the contract for the period shown below by the charge shown below:



VALUEMARK II                  VALUEMARK III
-------------------           -------------------
Years Since Payment  Charge   Years Since Payment  Charge
-------------------  -------  -------------------  -------

0-1                       5%                  0-1       6%
1-2                       5%                  1-2       5%
2-3                       4%                  2-3       4%
3-4                       3%                  3-4       3%
4-5                     1.5%                  4-5     1.5%
5+                        0                    5+       0


and (c) adding the products of each multiplication in (b) above.

A contract owner may, not more frequently than once annually on a cumulative basis, make a surrender each contract year of fifteen percent (15%) of purchase payments paid, less any prior surrenders, without incurring a contingent deferred sales charge.

For a partial surrender, the contingent deferred sales charge will be deducted from the remaining contract value, if sufficient; otherwise it will be deducted from the amount surrendered.

Total contingent deferred sales charges paid by the contract owners for the periods ended June 30, 1995 and 1994 were $6,597,070 and $3,056,630, respectively.

Currently, twelve transfers are permitted each contract year. Thereafter, the fee is $25 per transfer, or 2% of the amount transferred, if less. Currently, transfers associated with the dollar cost averaging program are not counted. Total transfer charges paid by the contract owners for the periods ended June 30, 1995 and 1994 were $66,942 and $36,245, respectively. Transfer charges are reflected in the financial statements as other transactions.

Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Allianz Life may, in its sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right Allianz Life may have to deduct such amounts at a later date.

On certain contracts, a systematic withdrawal plan is available which allows an owner to withdraw up to 9% of purchase payments less prior surrenders annually, paid monthly or quarterly, without incurring a contingent deferred sales charge. The exercise of the systematic withdrawal plan in any contract year replaces the 15% penalty free privilege for that year.

A rescission is defined as a contract that is returned to the Company by the Contract Owner and canceled within the free-look period, generally within 10 days.

3.     CAPITALIZATION

On January 5, 1994, $100 and $500,100 was provided by Allianz Life for the establishment of the Templeton Developing Markets Equity Fund and Templeton Global Growth Fund, respectively. All investments were withdrawn by Allianz Life on August 29, 1994 at the then-current market value of $535,212.

On April 18, 1995, $500,000 was provided by Allianz Life for the establishment of the Templeton Global Asset Allocation Fund. On June 30, 1995, the market value of this investment was $506,500.


4.     INVESTMENT TRANSACTIONS

The sub-account purchases of fund shares, including reinvestment of dividend distributions, were as follows during the period ended June 30, 1995 (in thousands):


Money Market Fund                         $139,590
Growth and Income Fund                     103,485
Precious Metals Fund                        33,284
High Income Fund                            74,611
Real Estate Securities Fund                 16,605
U.S. Government Securities Fund             67,547
Utility Equity Fund                        107,858
Zero Coupon Fund - 1995                      7,387
Zero Coupon Fund - 2000                     21,895
Zero Coupon Fund - 2005                     13,807
Zero Coupon Fund - 2010                     28,129
Global Income Fund                          13,097
Investment Grade Intermediate Bond Fund     14,250
Income Securities Fund                     114,924
Adjustable U.S. Government Fund             24,011
Templeton Pacific Growth Fund               57,140
Rising Dividends Fund                       40,515
Templeton International Equity Fund         60,839
Templeton Developing Markets Equity Fund    34,852
Templeton Global Growth Fund                77,671
Templeton Global Asset Allocation Fund       4,011



5.     FEDERAL INCOME TAXES

Operations of the Variable Account form a part of, and are taxed with, operations of Allianz Life, which is taxed as a life insurance company under the Internal Revenue Code.

Allianz Life does not expect to incur any federal income taxes in the operation of the Variable Account. If in the future Allianz Life determines that the Variable Account may incur federal income taxes, it may then assess a charge against the Variable Account for such taxes.


6.     CONTRACT TRANSACTIONS - ACCUMULATION UNIT ACTIVITY (IN THOUSANDS EXCEPT PER UNIT DATA)
Transactions in units for each fund for the period ended June 30, 1995 and the year ended December 31, 1994 were as follows:

                                                                                          Real         U.S.
                                            Money    Growth and   Precious     High      Estate     Government    Utility
                                           Market      Income      Metals     Income   Securities   Securities     Equity
                                            Fund        Fund        Fund       Fund       Fund         Fund         Fund
                                          ---------  -----------  ---------  --------  -----------  -----------  ----------
Accumulation units outstanding at
   December 31, 1993                        10,247       24,719      4,685    11,787        5,589       40,402      84,217
Contract transactions:
Purchase payments                           33,071        9,135      2,732     4,967        4,417        7,429      12,472
Transfers between funds                      2,902        4,379      1,303       422        2,206       (6,649)    (19,941)
Surrenders and terminations                 (6,011)      (2,397)      (409)   (1,428)        (525)      (4,458)     (6,391)
Rescissions                                   (792)        (137)       (26)      (75)         (41)        (239)       (264)
Other transactions                              20           (4)         -         6           (1)           5         (11)
                                          ---------  -----------  ---------  --------  -----------  -----------  ----------
Net increase (decrease) in
   accumulation units resulting
   from contract transactions               29,190       10,976      3,600     3,892        6,056       (3,912)    (14,135)
                                          ---------  -----------  ---------  --------  -----------  -----------  ----------

Accumulation units outstanding at
   December 31, 1994                        39,437       35,695      8,285    15,679       11,645       36,490      70,082
                                          =========  ===========  =========  ========  ===========  ===========  ==========

Accumulation unit value per unit at
   December 31, 1994                      $ 12.354       13.215     13.979    14.608       15.594       13.835      15.104
                                          =========  ===========  =========  ========  ===========  ===========  ==========

Contract transactions:
Purchase payments                            7,421        2,692        406     1,324          708        1,409       2,291
Transfers between funds                     (8,574)       3,930       (266)    2,193         (542)         979       1,185
Surrenders and terminations                 (5,313)      (2,377)      (455)   (1,161)        (572)      (2,743)     (4,250)
Rescissions                                   (126)         (70)       (15)      (53)         (12)         (61)        (72)
Other transactions                              33           15          1         3            7           (6)         36
                                          ---------  -----------  ---------  --------  -----------  -----------  ----------
Net increase (decrease) in
   accumulation units resulting
   from contract transactions               (6,559)       4,190       (329)    2,306         (411)        (422)       (810)
                                          ---------  -----------  ---------  --------  -----------  -----------  ----------

Accumulation units outstanding at
   June 30, 1995                            32,878       39,885      7,956    17,985       11,234       36,068      69,272
                                          =========  ===========  =========  ========  ===========  ===========  ==========

Accumulation unit value per unit at
   June 30, 1995                          $ 12.622       15.112     14.016    16.444       16.139       15.451      16.906
                                          =========  ===========  =========  ========  ===========  ===========  ==========

Accumulation net assets at June 30, 1995  $415,007      602,748    111,524   295,757      181,302      557,274   1,171,106
                                          =========  ===========  =========  ========  ===========  ===========  ==========


                                           Zero     Zero     Zero     Zero
                                          Coupon   Coupon   Coupon   Coupon
                                          Fund -   Fund -   Fund -   Fund -
                                           1995     2000     2005     2010
                                          -------  -------  -------  -------
Accumulation units outstanding at
   December 31, 1993                       3,092    3,787    2,020    1,405
Contract transactions:
Purchase payments                            344    1,434      942      541
Transfers between funds                      224      114       (4)     864
Surrenders and terminations                 (462)    (357)    (154)    (204)
Rescissions                                   (2)     (24)     (18)     (17)
Other transactions                            (1)      (1)      (6)       -
                                          -------  -------  -------  -------
Net increase (decrease) in
   accumulation units resulting
   from contract transactions                103    1,166      760    1,184
                                          -------  -------  -------  -------

Accumulation units outstanding at
   December 31, 1994                       3,195    4,953    2,780    2,589
                                          =======  =======  =======  =======

Accumulation unit value per unit at
   December 31, 1994                      14.380   15.373   16.096   15.930
                                          =======  =======  =======  =======

Contract transactions:
Purchase payments                             86      607      393      320
Transfers between funds                       92      404      207      437
Surrenders and terminations                 (556)    (268)    (125)    (157)
Rescissions                                   (3)     (13)      (8)     (19)
Other transactions                             7       (1)       -        3
                                          -------  -------  -------  -------
Net increase (decrease) in
   accumulation units resulting
   from contract transactions               (374)     729      467      584
                                          -------  -------  -------  -------

Accumulation units outstanding at
   June 30, 1995                           2,821    5,682    3,247    3,173
                                          =======  =======  =======  =======

Accumulation unit value per unit at
   June 30, 1995                          14.915   17.368   19.061   19.596
                                          =======  =======  =======  =======

Accumulation net assets at June 30, 1995  42,086   98,677   61,892   62,177
                                          =======  =======  =======  =======



6. CONTRACT TRANSACTIONS - ACCUMULATION UNIT ACTIVITY (IN THOUSANDS EXCEPT PER UNIT DATA) (CONTINUED)


                                            Investment                 Adjustable   Templeton                 Templeton
                                 Global        Grade        Income        U.S.       Pacific      Rising    International
                                 Income    Intermediate   Securities   Government     Growth    Dividends       Equity
                                  Fund       Bond Fund       Fund         Fund         Fund        Fund          Fund
                                ---------  -------------  -----------  -----------  ----------  ----------  --------------
Accumulation units outstanding
   at December 31, 1993           13,054          7,677       38,967       24,975      14,240      26,256          24,026
Contract transactions:
Purchase payments                  5,526          2,779       19,487       10,678      10,676       6,295          23,800
Transfers between funds             (465)           (28)       2,539      (12,898)      3,849      (1,955)         15,240
Surrenders and terminations       (1,178)          (619)      (4,065)      (2,716)     (1,371)     (1,748)         (2,341)
Rescissions                          (92)           (37)        (364)        (184)       (164)        (83)           (268)
Other transactions                    10              -            5           10           1          13               7
                                ---------  -------------  -----------  -----------  ----------  ----------  --------------
Net increase (decrease) in
   accumulation units resulting
   from contract transactions      3,801          2,095       17,602       (5,110)     12,991       2,522          36,438
                                ---------  -------------  -----------  -----------  ----------  ----------  --------------

Accumulation units outstanding
   at December 31, 1994           16,855          9,772       56,569       19,865      27,231      28,778          60,464
                                =========  =============  ===========  ===========  ==========  ==========  ==============

Accumulation unit value per
   unit at December 31, 1994    $ 13.726         14.257       16.392       11.077      12.802       9.769          12.161
                                =========  =============  ===========  ===========  ==========  ==========  ==============

Contract transactions:
Purchase payments                    483            556        3,784        1,702       1,157       1,643           4,235
Transfers between funds             (895)           173        1,593       (3,973)     (2,113)      2,334          (2,704)
Investment by Allianz Life             -              -            -            -           -           -               -
Surrenders and terminations       (1,033)          (613)      (3,607)      (1,318)     (1,441)     (1,390)         (2,842)
Rescissions                          (19)           (13)        (101)         (65)        (59)        (39)           (111)
Other transactions                    (2)             2           45            1           -           9              12
                                ---------  -------------  -----------  -----------  ----------  ----------  --------------
Net increase (decrease) in
   accumulation units resulting
   from contract transactions     (1,466)           105        1,714       (3,653)     (2,456)      2,557          (1,410)
                                ---------  -------------  -----------  -----------  ----------  ----------  --------------

Accumulation units outstanding
   at June 30, 1995               15,389          9,877       58,283       16,212      24,775      31,335          59,054
                                =========  =============  ===========  ===========  ==========  ==========  ==============

Accumulation unit value per
   unit at June 30, 1995        $ 14.725         14.984       18.242       11.610      13.015      11.035          13.005
                                =========  =============  ===========  ===========  ==========  ==========  ==============

Accumulation net assets at
   June 30, 1995                $226,622        148,018    1,063,210      188,224     322,458     345,792         767,989
                                =========  =============  ===========  ===========  ==========  ==========  ==============


                                 Templeton                Templeton
                                Developing   Templeton     Global
                                  Markets      Global       Asset       Total
                                  Equity       Growth    Allocation      All
                                   Fund         Fund        Fund        Funds
                                -----------  ----------  -----------  ----------
Accumulation units outstanding
   at December 31, 1993                  -           -            -     341,145
Contract transactions:
Purchase payments                    5,673       8,665            -     171,063
Transfers between funds              4,296       6,300            -       2,698
Surrenders and terminations           (146)       (215)           -     (37,195)
Rescissions                            (49)       (114)           -      (2,990)
Other transactions                       -           1            -          54
                                -----------  ----------  -----------  ----------
Net increase (decrease) in
   accumulation units resulting
   from contract transactions        9,774      14,637            -     133,630
                                -----------  ----------  -----------  ----------

Accumulation units outstanding
   at December 31, 1994              9,774      14,637            -     474,775
                                ===========  ==========  ===========  ==========

Accumulation unit value per
   unit at December 31, 1994         9.454      10.201            -
                                ===========  ==========  ===========

Contract transactions:
Purchase payments                    2,349       5,465           60      39,091
Transfers between funds              1,153       2,458          291      (1,638)
Investment by Allianz Life               -           -           50          50
Surrenders and terminations           (334)       (608)          (1)    (31,164)
Rescissions                            (72)       (112)           -      (1,043)
Other transactions                       -           2            -         167
                                -----------  ----------  -----------  ----------
Net increase (decrease) in
   accumulation units resulting
   from contract transactions        3,096       7,205          400       5,463
                                -----------  ----------  -----------  ----------

Accumulation units outstanding
   at June 30, 1995                 12,870      21,842          400     480,238
                                ===========  ==========  ===========  ==========

Accumulation unit value per
   unit at June 30, 1995             9.678      10.855       10.097
                                ===========  ==========  ===========

Accumulation net assets at
   June 30, 1995                   124,552     237,091        4,028   7,027,534
                                ===========  ==========  ===========  ==========
